Description of Plan and Benefits (Details) - EBP 333 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) loan year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Voluntary salary deferral contributions, minimum percentage	1.00%
Voluntary salary deferral contributions, maximum percentage	50.00%
Due to participants	$ 24	$ 58
Increase from employer contribution	$ 5,735
Employer contribution, annual vesting percentage	20.00%
Participant accounts, vesting percentage	100.00%
Vesting age | year	60
Forfeitures reallocated to participant	$ 1,298	$ 735
Maximum borrowing, amount	$ 50
Maximum borrowing, to total account, percentage	50.00%
Maximum number of loans outstanding | loan	2
Basis spread on variable rate	1.00%